Financial instruments - Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,012,039	$ 1,511,961
Financial liabilities	4,050,608	3,727,171
Trade, other payables and accrued liabilities, excluding tax payable | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	479,499	429,737
Lease obligations, including current portion | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	755,183	818,205
Long-term debt, including current portion | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,752,900	2,414,935
Land mortgage | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	26,920	27,483
Cash flow hedges | Derivative instruments designated as cash flow hedges | Financial liabilities measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	36,106	36,811
Derivative instruments designated as cash flow hedges | Financial assets measured at fair value: | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	106,998	128,414
Fair Value Of Gas Contract Derivatives | Financial assets measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,043	23,054
Cash and cash equivalents | Financial assets not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	425,331	891,910
Trade and other receivables, excluding tax receivable | Financial assets not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	439,350	454,278
Restricted cash included in other assets | Financial assets not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 15,317	$ 14,305